Schedule of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019		Jul. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 54,333	[1]	$ 5,850
Additions from business acquisitions	46,003
Net Additions / (Deductions)	158,457		48,483
Adjustments	0		0
Ending balance	258,793		54,333	[1]
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	55,715		6,336
Additions from business acquisitions	46,003
Net Additions / (Deductions)	165,029		49,379
Adjustments	0		0
Ending balance	266,747		55,715
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,382		486
Additions from business acquisitions	0
Depreciation	6,572		896
Adjustments	0		0
Ending balance	7,954		1,382
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,038		358
Additions from business acquisitions	4,301
Net Additions / (Deductions)	0		680
Adjustments	0		0
Ending balance	5,339		1,038
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,038		358
Additions from business acquisitions	4,301
Net Additions / (Deductions)	0		680
Adjustments	0		0
Ending balance	5,339		1,038
Land | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0		0
Additions from business acquisitions	0
Depreciation	0		0
Adjustments	0		0
Ending balance	0		0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,003		3,551
Additions from business acquisitions	18,855
Net Additions / (Deductions)	7,506		3,591
Adjustments	88,078		24,861
Ending balance	146,442		32,003
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,536		3,745
Additions from business acquisitions	18,855
Net Additions / (Deductions)	11,365		3,930
Adjustments	88,078		24,861
Ending balance	150,834		32,536
Buildings | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	533		194
Additions from business acquisitions	0
Depreciation	3,859		339
Adjustments	0		0
Ending balance	4,392		533
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	197		0
Additions from business acquisitions	0
Net Additions / (Deductions)	300		197
Adjustments	0		0
Ending balance	497		197
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	206		0
Additions from business acquisitions	0
Net Additions / (Deductions)	421		206
Adjustments	0		0
Ending balance	627		206
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9		0
Additions from business acquisitions	0
Depreciation	121		9
Adjustments	0		0
Ending balance	130		9
Furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,134		735
Additions from business acquisitions	119
Net Additions / (Deductions)	3,991		1,038
Adjustments	650		(639)
Ending balance	5,894		1,134
Furniture and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,661		900
Additions from business acquisitions	119
Net Additions / (Deductions)	4,576		1,233
Adjustments	0		(472)
Ending balance	6,356		1,661
Furniture and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	527		165
Additions from business acquisitions	0
Depreciation	585		195
Adjustments	(650)		167
Ending balance	462		527
Cultivation and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,962		357
Additions from business acquisitions	9,913
Net Additions / (Deductions)	26,588		2,952
Adjustments	(650)		653
Ending balance	39,813		3,962
Cultivation and production equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,031		380
Additions from business acquisitions	9,913
Net Additions / (Deductions)	28,085		3,165
Adjustments	0		486
Ending balance	42,029		4,031
Cultivation and production equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	69		23
Additions from business acquisitions	0
Depreciation	1,497		213
Adjustments	650		(167)
Ending balance	2,216		69
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	95		88
Additions from business acquisitions	0
Net Additions / (Deductions)	803		3
Adjustments	0		4
Ending balance	898		95
Vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	151		114
Additions from business acquisitions	0
Net Additions / (Deductions)	880		33
Adjustments	0		4
Ending balance	1,031		151
Vehicles | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	56		26
Additions from business acquisitions	0
Depreciation	77		30
Adjustments	0		0
Ending balance	133		56
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	471		156
Additions from business acquisitions	529
Net Additions / (Deductions)	1,360		315
Adjustments	0		0
Ending balance	2,360		471
Computers | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	659		234
Additions from business acquisitions	529
Net Additions / (Deductions)	1,793		425
Adjustments	0		0
Ending balance	2,981		659
Computers | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	188		78
Additions from business acquisitions	0
Depreciation	433		110
Adjustments	0		0
Ending balance	621		188
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,433		605
Additions from business acquisitions	12,286
Net Additions / (Deductions)	117,909		39,707
Adjustments	(88,078)		(24,879)
Ending balance	57,550		15,433
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,433		605
Additions from business acquisitions	12,286
Net Additions / (Deductions)	117,909		39,707
Adjustments	(88,078)		(24,879)
Ending balance	$ 57,550		$ 15,433

[1]	Restated